Offerings - Offering: 1	May 18, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 163,197,129.64
Fee Rate	0.01381%
Amount of Registration Fee	$ 22,537.52
Offering Note	Estimated solely for purposes of calculating the filing fee. The transaction valuation was calculated as the sum of (i) 6,462,180 issued and outstanding shares of common stock, par value $0.0001 per share (the "Shares") of Assertio Holdings, Inc. ("Assertio"), multiplied by $23.50 per share (the "Offer Price"); (ii) 674,987 Shares issuable pursuant to outstanding in-the-money stock options, multiplied by $5.72, which is the difference between the Offer Price and $17.78, the exercise price of such options, and (iii) 318,084 Shares issuable upon settlement of outstanding restricted stock units, multiplied by the Offer Price. The calculation of the filing fee is based on information provided by Assertio as of May 15, 2026. The filing fee was calculated in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, and Section 6(b) Filing Fee Rate Advisory for Fiscal Year 2026 beginning on October 1, 2025, issued August 25, 2025, by multiplying the transaction value by 0.00013810.